Supplement Dated June 30, 2017
To The Prospectus Dated April 24, 2017

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective July 1, 2017, in the section entitled "Management of the Trust," the sub-section "Distribution Plan" is deleted and replaced with the following:

DISTRIBUTION PLAN

All of the Funds have adopted a distribution plan in accordance with the provisions of Rule 12b-1 under the 1940 Act (the "Plan") except for the following Funds: JNAM Guidance – Interest Rate Opportunities Fund, JNAM Guidance – Conservative Fund, JNAM Guidance – Moderate Fund, JNAM Guidance – Growth Fund, JNAM Guidance – Moderate Growth Fund, JNAM Guidance – Maximum Growth Fund, JNAM Guidance – Alt 100 Fund, JNAM Guidance – Equity 100 Fund, JNAM Guidance – Fixed Income 100 Fund, and the JNAM Guidance – Real Assets Fund (collectively, "Funds-of-Funds").

The Board, including all of the Independent Trustees, must approve, at least annually, the continuation of the Plan.  Under the Plan, each Fund (except the Funds-of-Funds) will pay a Rule 12b-1 fee at an annual rate of up to 0.20% of the Fund's average daily net assets, as compensation for distribution, administrative or other service activities incurred by JNLD and its affiliates. To the extent consistent with applicable law and the Plan, JNLD, as principal underwriter, may use the Rule 12b-1 fee to compensate broker-dealers, administrators, or others for providing or assisting in providing distribution and related services.  Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

This supplement is dated June 30, 2017.

Supplement Dated June 30, 2017
To The Statement of Additional Information
 Dated April 24, 2017

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Effective July 1, 2017, beginning on page 133, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers", sub-section "Sub-Advisory Fees," the table rows for the JNL Tactical ETF Conservative Fund, JNL Tactical ETF Moderate Fund and JNL Tactical ETF Growth Fund and are deleted and replaced with the following:

Fund	Assets	Fees
JNL Tactical ETF Conservative Fund	$0 to $750 million $750 million to $2 billion Over $2 billion	.03% .015% .01%
JNL Tactical ETF Moderate Fund	$0 to $750 million $750 million to $2 billion Over $2 billion	.03% .015% .01%
JNL Tactical ETF Growth Fund	$0 to $750 million $750 million to $2 billion Over $2 billion	.03% .015% .01%

Effective July 1, 2017, beginning on page 133, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Sub-Advisory Fees," the footnote to the table for the JNL/T. Rowe Price Capital Appreciation Fund is deleted and replaced with the following footnote:

3 For the purpose of calculating the sub-advisory fee for the Fund, the Sub-Adviser applies a 12.5% fee discount to all eligible assets based on the average daily aggregate net assets of the Fund together with the JNL/T. Rowe Price Established Growth Fund, the JNL/T. Rowe Price Mid-Cap Growth Fund, the JNL/T. Rowe Price Short-Term Bond Fund, and the JNL/T. Rowe Price Value Fund of the JNL Series Trust, provided such aggregate net assets exceed $20 billion collectively, currently represented by the listed funds. In the event aggregate net assets fall below $20 billion, but are at least $1 billion invested in two or more of the strategies as designated by T. Rowe Price, the following discount applies: 2.5% fee reduction for assets between $0 and $1 billion, a 5.0% fee reduction for assets between $1 billion and $2.5 billion, 7.5% fee reduction for assets between $2.5 billion and $5 billion, a 10.0% fee reduction for assets between $5 billion and $10 billion, and a 12.5% fee reduction for assets above $10 billion.

Effective July 1, 2017, beginning on page 144, in the section entitled "VIII. Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Distribution Plan," all paragraphs (except the introductory paragraph to the table) are deleted and replaced with the following:

Distribution Plan.  The Board, including all of the Independent Trustees, has unanimously approved an Amended and Restated Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Amended Plan") with respect to the Funds, except for the JNAM Guidance – Interest Rate Opportunities Fund, JNAM Guidance – Conservative Fund, JNAM Guidance – Moderate Fund, JNAM Guidance – Growth Fund, JNAM Guidance – Moderate Growth Fund, JNAM Guidance – Maximum Growth Fund, JNAM Guidance – Alt 100 Fund, JNAM Guidance – Equity 100 Fund, JNAM Guidance – Fixed Income 100 Fund, and JNAM Guidance – Real Assets Fund. (For purposes of this section of the SAI only, the Funds covered by the Plan are referred to as the "Funds".) In adopting the Plan, the Board, including all of the Independent Trustees, concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plan will benefit each Fund and its shareholders.

Under the Plan, each Fund will accrue daily and pay monthly to JNLD the Rule 12b-1 fee. This fee will accrue daily and is paid to JNLD within forty-five (45) days of the end of each month, or at such other intervals as the Board determines at a maximum annual rate of 0.20% of the average daily net assets of the Fund. To the extent consistent with the Plan and applicable law, JNLD may use the Rule 12b-1 fees to finance certain distribution and related service expenses that are primarily intended to result in the sale of such Shares of the Funds or compensate broker-dealers, administrators, or others for providing or assisting in providing distribution and related additional services. The types of services and expenses that may be financed by the Rule 12b-1 fee pursuant to the Plan include, but are not limited to, the following:

•
Developing, preparing, printing, and mailing of Fund sales literature and other promotional material describing and/or relating to the Fund, including materials intended for use by Jackson National Life Insurance Company and its affiliates, or for broker-dealer only use or retail use;

•	Holding or participating in seminars and sales meetings for registered representatives designed to promote the distribution of Fund shares;

•	Paying compensation to and expenses, including overhead, of employees of JNLD that engage in the distribution of variable insurance products that offer the Funds ("Insurance Contracts");

•
Paying compensation to broker-dealers or other financial intermediaries that engage in the distribution of Insurance Contracts, including, but not limited to, certain commissions, servicing fees and marketing fees;

•
Providing services, related to the Funds, to Insurance Contract owners; such services will include, but not be limited to, assisting the Funds with proxy solicitations, obtaining information, answering questions, providing explanations to Insurance Contract owners regarding the Funds' investment objectives and policies and other information about the Funds, including the performance of the Funds, and developing and providing electronic capabilities or information technology platforms to assist in providing any of the foregoing services to Insurance Contract owners;

•	Printing and mailing of Fund prospectuses, statements of additional information, supplements, and annual and semiannual reports for prospective owners of Insurance Contracts;

•	Training sales personnel regarding sales of Insurance Contracts on matters related to the Funds;

•	Compensating sales personnel in connection with the allocation of cash values and premiums of the Insurance Contracts to the Funds;

•	Providing periodic reports to the Funds and regarding the Funds to third-party reporting services;

•	Reconciling and balancing separate account investments in the Funds;

•	Reconciling and providing notice to the Funds of net cash flow and cash requirements for net redemption orders;

•	Confirming transactions; and

•	Financing other activities that the Board determines are primarily intended to result, directly or indirectly, in the servicing or sale of Fund shares.

The Plan provides (1) that it is subject to annual approval of continuance by the Trustees and the Independent Trustees; (2) that the Distributor must provide the Board with a quarterly written report of payments made under the Plan and the purpose of the payments; and (3) that the Plan may be terminated at any time by the vote of a majority of the Independent Trustees, or a majority of the outstanding voting securities of the Trust entitled to vote.  The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material Plan amendments must be approved by a vote of the Independent Trustees.

This supplement is dated June 30, 2017.